Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Standby Letters Of Credit [Member]
Commitments And Contingencies [Line Items]
Contractual obligations	$ 14,122	$ 16,743
Commercial Letters Of Credit [Member]
Commitments And Contingencies [Line Items]
Contractual obligations	1,555	425
Home equity - junior liens (including lines of credit) [Member] | Commitments To Extend Credit [Member]
Commitments And Contingencies [Line Items]
Contractual obligations	174,417	156,274
Commercial Real Estate [Member] | Commitments To Extend Credit [Member]
Commitments And Contingencies [Line Items]
Contractual obligations	42,209	33,869
Other Commitments [Member] | Commitments To Extend Credit [Member]
Commitments And Contingencies [Line Items]
Contractual obligations	$ 201,065	$ 171,670